VERSUS CAPITAL MULTI-MANAGER REAL ESTATE INCOME FUND LLC
Portfolio of Investments – June 30, 2022 (Unaudited)

Shares		Value
Private Investment Funds(a) - 79.0%
	Diversified – 79.0%
100,656	AEW Core Property (U.S.), LP	$ 131,135,883
—	AEW Value Investors US LP(b)(c)(d)	103,462,870
40,574	Barings European Core Property Fund	52,860,472
122,982,873	CBRE U.S. Core Partners LP	255,496,919
43,002,919	CBRE U.S. Logistics Partners LP	57,284,188
89,172	Clarion Gables Multifamily Trust LP	170,484,595
153,162	Clarion Lion Properties Fund LP	314,741,307
18,248	GI Partners ETS Fund(e)	21,200,001
—	GWL U.S. Property Fund LP(e)(f)	164,825,470
79,032	Harrison Street Core Property Fund	127,982,462
99,046	Heitman America Real Estate LP	155,734,993
144,358	Heitman Core Real Estate Debt Income Trust LP(e)	145,133,380
1,060	Invesco Core Real Estate USA LP	250,448,253
1,049,052	Invesco Real Estate Asia Fund(e)	142,402,119
979,090	RREEF America REIT II, Inc.	163,332,262
34,640	TA Realty Core Property Fund, LP	55,722,780
2,428	Trumbull Property Fund LP	29,179,393
1,101	Trumbull Property Income Fund, LP	15,904,834
—	US Government Building Open-End Feeder, LP(g)	73,861,253
—	USGBF Alpha Feeder LP(d)(h)	19,168,500
54,379	Walton Street Real Estate Core-Plus Fund, LP(e)	77,381,837

	Total Private Investment Funds	2,527,743,771
	(Cost $2,001,183,149)
Common Stocks - 11.9%
	Apartments/Single Family Residential – 2.5%
409,828	American Homes 4 Rent, Class A Shares, REIT	14,524,304
231,268	Apartment Income REIT Corp.	9,620,749
75,744	AvalonBay Communities, Inc., REIT	14,713,272
34,152	Camden Property Trust, REIT	4,592,761
761	Daiwa House REIT Investment Corp. (Japan)	1,729,680
146,129	Equity Residential, REIT	10,553,437
19,693	Essex Property Trust, Inc., REIT	5,149,917
249,018	Independence Realty Trust, Inc., REIT	5,162,143
336,897	Invitation Homes, Inc., REIT	11,986,795
86,528	STORE Capital Corp., REIT	2,256,650
		80,289,708
	Diversified – 2.4%
408	Activia Properties, Inc., REIT (Japan)	1,218,940
16,274	American Tower Corp., REIT	4,159,472
175,975	Arena, REIT (Australia)	519,945
92,898	Broadstone Net Lease, Inc., REIT	1,905,338
72,496	Charter Hall Group, REIT (Australia)	543,803
528,380	Cromwell European Real Estate Investment Trust, REIT (Singapore)	1,079,260
1,311,342	Digital Core REIT Management Pte, Ltd. (Singapore)(i)	1,010,187
46,948	Digital Realty Trust, Inc., REIT	6,095,259
80,080	Duke Realty Corp., REIT	4,400,396
34,011	Equinix, Inc., REIT	22,345,907
240,429	ESR Kendall Square Co., Ltd., REIT (South Korea)	1,042,348
102,731	Fabege AB (Sweden)	973,618
128,126	Gaming and Leisure Properties, Inc., REIT	5,875,858
12,298	Gecina SA, REIT (France)	1,154,167
227,666	Ingenia Communities Group, REIT (Australia)	627,074
36,145	InvenTrust Properties Corp., REIT	932,179
835,851	Irongate Group, REIT (Australia)	1,095,937
1,267,466	Life Science PLC, REIT (United Kingdom)(i)	1,481,171
227,309	Merlin Properties Socimi SA, REIT (Spain)	2,201,339
Shares		Value

	Diversified - (continued)
20,891	Minto Apartment Real Estate Investment Trust, 144A, REIT (Canada)	$ 237,604
177,100	Mitsubishi Estate Co., Ltd. (Japan)	2,566,772
681	Mori Hills REIT Investment Corp. (Japan)	765,654
23,246	Persimmon, PLC (United Kingdom)	528,891
1,127,642	Qualitas, Ltd. (Australia)(i)	1,214,234
3,643	Sekisui House Reit, Inc., REIT (Japan)	2,162,040
235,411	VICI Properties, Inc., REIT	7,012,894
138,026	Vonovia SE (Germany)	4,270,590
119,600	Wihlborgs Fastigheter AB (Sweden)	836,662
		78,257,539
	Health Care – 1.2%
48,320	Healthcare Realty Trust, Inc., REIT	1,314,304
57,256	Healthcare Trust of America, Inc., Class A Shares, REIT	1,598,015
164,296	HealthCo, REIT (Australia)	155,935
189,677	Healthpeak Properties, Inc., REIT	4,914,531
189,065	Medical Properties Trust, Inc., REIT	2,887,023
271,997	Sabra Health Care REIT, Inc.	3,799,798
276,066	Ventas, Inc., REIT	14,198,074
94,600	Welltower, Inc., REIT	7,790,310
		36,657,990
	Hotels – 0.4%
3,032	Choice Hotels International, Inc.	338,462
97,229	DiamondRock Hospitality Co., REIT(i)	798,250
215,867	Host Hotels & Resorts, Inc., REIT	3,384,794
1,847	Japan Hotel REIT Investment Corp. (Japan)	926,135
108,245	Park Hotels & Resorts, Inc., REIT	1,468,885
288,292	Sunstone Hotel Investors, Inc., REIT(i)	2,859,857
28,411	Travel + Leisure Co.	1,102,915
200,130	Xenia Hotels & Resorts, Inc., REIT(i)	2,907,889
		13,787,187
	Office Properties – 0.9%
73,538	Alexandria Real Estate Equities, Inc., REIT	10,665,216
32,600	Allied Properties Real Estate Investment Trust, REIT (Canada)	840,580
25,139	Boston Properties, Inc., REIT	2,236,868
108,727	Brandywine Realty Trust, REIT	1,048,128
720,900	Capitaland Investment, Ltd. (Singapore)	1,984,148
539,635	Centuria Capital Group (Australia)	675,271
114	Daiwa Office Investment Corp., REIT (Japan)	585,615
247,245	Dexus, REIT (Australia)	1,520,424
147,003	Douglas Emmett, Inc., REIT	3,289,927
99,245	Inmobiliaria Colonial Socimi SA, REIT (Spain)	634,930
100,884	Kilroy Realty Corp., REIT	5,279,260
41,087	NSI NV, REIT (Netherlands)	1,414,541
		30,174,908
	Real Estate Operation/Development – 0.4%
244,199	Aroundtown SA (Luxembourg)	781,046
85,406	Castellum AB (Sweden)	1,100,990
99,610	Echo Investment SA (Poland)	73,109
381,228	Hongkong Land Holdings, Ltd. (Hong Kong)	1,914,578
681,500	Midea Real Estate Holding, Ltd., 144A (China)	1,104,396
235,400	Mitsui Fudosan Co., Ltd. (Japan)	5,057,533
710,425	New World Development Co., Ltd. (Hong Kong)	2,559,046
1,726,153	RAM Essential Services Property Fund (Australia)	937,220
622,500	Zhongliang Holdings Group Co., Ltd. (China)	104,718
		13,632,636
	Regional Malls – 0.4%
46,116	Klepierre SA, REIT (France)	892,437

See accompanying notes to portfolio of investments.

VERSUS CAPITAL MULTI-MANAGER REAL ESTATE INCOME FUND LLC
Portfolio of Investments – June 30, 2022 (Unaudited) (continued)

Shares		Value

	Regional Malls - (continued)
163,316	Macerich Co. (The), REIT	$ 1,422,482
103,735	Simon Property Group, Inc., REIT	9,846,526
		12,161,445
	Residential – 0.3%
41,972	Equity LifeStyle Properties, Inc., REIT	2,957,767
45,501	Sun Communities, Inc., REIT	7,251,039
		10,208,806
	Shopping Centers – 0.5%
1,090,000	CapitaLand Integrated Commercial Trust, REIT (Singapore)	1,703,911
52,611	Federal Realty Investment Trust, REIT	5,036,977
1,561	Japan Metropolitan Fund Invest, REIT (Japan)	1,216,293
317,069	Kite Realty Group Trust, REIT	5,482,123
1,159,981	Lendlease Global Commercial, REIT (Singapore)	664,389
65,455	SITE Centers Corp., REIT	881,679
		14,985,372
	Storage – 1.0%
73,257	Big Yellow Group, PLC, REIT (United Kingdom)	1,175,374
297,919	CubeSmart, REIT	12,727,100
21,452	Extra Space Storage, Inc., REIT	3,649,414
40,102	Public Storage, REIT	12,538,692
164,813	Safestore Holdings, PLC, REIT (United Kingdom)	2,134,084
		32,224,664
	Warehouse/Industrial – 1.9%
476,349	Centuria Industrial, REIT (Australia)	926,506
969	CRE Logistics, Inc., REIT (Japan)	1,347,725
340,100	Dream Industrial Real Estate Investment Trust, REIT (Canada)	3,191,740
2,887,407	ESR, REIT (Singapore)	841,925
83,430	First Industrial Realty Trust, Inc., REIT	3,961,256
77,434	Goodman Group, REIT (Australia)	956,134
959	Industrial & Infrastructure Fund Investment Corp., REIT (Japan)	1,269,820
202,004	Industrial Logistics Properties Trust, REIT	2,844,216
335	Mitsubishi Estate Logistics Investment Corp., REIT (Japan)	1,137,917
426,300	Nexus Industrial, REIT (Canada)	3,209,173
82,687	Plymouth Industrial, Inc., REIT	1,450,330
226,961	Prologis, Inc., REIT	26,701,962
50,061	Rexford Industrial Realty, Inc., REIT	2,883,013
266,369	Segro, PLC, REIT (United Kingdom)	3,179,852
3,401,000	SF Real Estate Investment Trust, REIT (Virgin Islands (British))	1,498,273
172,456	Summit Industrial Income, REIT (Canada)	2,292,357
917,967	Tritax Big Box REIT, PLC (United Kingdom)	2,034,181
		59,726,380

	Total Common Stocks	382,106,635
	(Cost $434,597,143)
Preferred Stocks - 1.3%
	Apartments/Single Family Residential – 0.0%
765	Agree Realty Corp., REIT, Series A, 4.25%	13,808
	American Homes 4 Rent, REIT,
18,850	Series G, 5.88%	460,883
6,009	Series H, 6.25%	152,448
5,616	Mid-America Apartment Communities, Inc., REIT, Series I, 8.50%	328,536
3,075	Spirit Realty Capital, Inc., REIT, Series A, 6.00%	73,585
		1,029,260
Shares		Value

	Diversified – 0.2%
20,730	Armada Hoffler Properties, Inc., REIT, Series A, 6.75%	$ 509,751
	Digital Realty Trust, Inc., REIT,
41,020	Series J, 5.25%	994,735
72,390	Series K, 5.85%	1,814,817
50,355	Series L, 5.20%	1,197,945
	DigitalBridge Group, Inc.,
11,725	Series I, 7.15%	252,088
18,525	Series J, 7.13%	399,214
	PS Business Parks, Inc., REIT,
28,610	Series X, 5.25%	559,325
445	Series Y, 5.20%	8,308
23,401	Series Z, 4.88%	414,900
	UMH Properties, Inc., REIT,
14,767	Series C, 6.75%	371,390
5,710	Series D, 6.38%	144,063
		6,666,536
	Health Care – 0.0%
	Diversified Healthcare Trust, REIT,
9,960	6.25%	170,017
3,180	5.63%	51,755
		221,772
	Hotels – 0.1%
61,165	Chatham Lodging Trust, REIT, Series A, 6.63%	1,341,348
16,720	DiamondRock Hospitality Co., REIT, 8.25%	428,868
	Hersha Hospitality Trust, REIT,
4,575	Series C, 6.88%	92,003
2,490	Series D, 6.50%	49,850
	Pebblebrook Hotel Trust, REIT,
1,935	Series F, 6.30%	40,113
23,875	Series G, 6.38%	489,438
34,265	Series H, 5.70%	643,839
	Sunstone Hotel Investors, Inc., REIT,
20,375	Series H, 6.13%	418,095
18,855	Series I, 5.70%	388,413
		3,891,967
	Office Properties – 0.2%
103	Highwoods Properties, Inc., REIT, Series A, 8.63%	122,313
51,505	Hudson Pacific Properties, Inc., REIT, Series C, 4.75%	981,170
15,810	Office Properties Income Trust, REIT, 6.38%	387,345
120,531	SL Green Realty Corp., REIT, Series I, 6.50%	3,010,864
	Vornado Realty Trust, REIT,
76,158	Series M, 5.25%	1,509,452
22,130	Series N, 5.25%	432,863
86,659	Series O, 4.45%	1,476,669
		7,920,676
	Shopping Centers – 0.2%
24,300	RPT Realty, REIT, Series D, 7.25%	1,160,325
	Saul Centers, Inc., REIT,
4,995	Series D, 6.13%	115,923
52,000	Series E, 6.00%	1,176,500
55,507	SITE Centers Corp., REIT, Series A, 6.38%	1,352,706
	Urstadt Biddle Properties, Inc., REIT,
63,325	Series H, 6.25%	1,459,008
39,420	Series K, 5.88%	849,107
		6,113,569
	Storage – 0.5%
	Public Storage, REIT,
29,855	Series F, 5.15%	725,775
35,645	Series G, 5.05%	854,054

See accompanying notes to portfolio of investments.

VERSUS CAPITAL MULTI-MANAGER REAL ESTATE INCOME FUND LLC
Portfolio of Investments – June 30, 2022 (Unaudited) (continued)

Shares		Value

	Storage - (continued)
240,998	Series H, 5.60%	$ 6,085,200
78,335	Series I, 4.88%	1,788,388
10,735	Series J, 4.70%	237,029
42,470	Series L, 4.63%	933,915
46,770	Series M, 4.13%	910,144
71,905	Series O, 3.90%	1,282,785
46,600	Series P, 4.00%	851,382
10,735	Series Q, 3.95%	195,806
33,320	Series R, 4.00%	603,425
35,880	Series S, 4.10%	688,179
		15,156,082
	Warehouse/Industrial – 0.1%
	Rexford Industrial Realty, Inc., REIT,
10,523	Series B, 5.88%	261,497
65,255	Series C, 5.63%	1,605,925
		1,867,422

	Total Preferred Stocks	42,867,284
	(Cost $48,579,033)
Par
Commercial Mortgage Backed Securities - 3.8%
	BANK, 144A
$23,841,000	0.93%, 10/17/2052 Ser 2019-BN21, Class XF(j)	1,272,017
9,170,167	1.01%, 12/15/2052 Ser 2019-BN23, Class XD(j)	548,843
9,188,000	0.61%, 12/15/2053 Ser 2020-BN30, Class XD(j)	373,467
1,600,000	2.50%, 12/15/2053 Ser 2020-BN30, Class D(j)	1,109,854
1,160,500	2.50%, 12/15/2053 Ser 2020-BN30, Class E(j)	769,579
8,575,000	1.42%, 11/15/2054 Ser 2017-BNK9, Class XD(j)	552,911
1,600,000	3.08%, 6/15/2060 Ser 2017-BNK5, Class D(j)	1,264,751
3,000,000	4.19%, 6/15/2060 Ser 2017-BNK5, Class E(j)	2,104,737
4,000,000	1.50%, 11/15/2062 Ser 2019-BN22, Class XF(j)	322,966
3,500,000	1.96%, 11/15/2062 Ser 2019-BN22, Class F(j)	2,024,042
9,703,500	0.92%, 1/15/2063 Ser 2020-BN25, Class XD(j)	536,437
6,000,000	1.50%, 1/15/2063 Ser 2020-BN25, Class XF	491,100
6,000,000	1.92%, 1/15/2063 Ser 2020-BN25, Class F(j)	3,162,922
1,250,000	2.50%, 1/15/2063 Ser 2020-BN25, Class E	866,469
2,000,000	2.25%, 6/15/2063 Ser 2021-BN34, Class F	1,065,170
7,000,000	0.90%, 5/15/2064 Ser 2021-BN33, Class XD(j)	447,243
6,262,000	1.29%, 4/15/2065 Ser 2022-BNK41, Class XD(j)	591,383
1,500,000	2.50%, 4/15/2065 Ser 2022-BNK41, Class D	1,000,606
1,400,000	2.50%, 4/15/2065 Ser 2022-BNK41, Class E	857,477
12,250,000	BBCMS Mortgage Trust, 1.43%, 10/15/2053 Ser 2020-C8, Class XD, 144A(j)	1,171,244
	BENCHMARK Mortgage Trust,
12,667,000	1.15%, 1/15/2051 Ser 2018-B1, Class XE, 144A(j)	710,833
5,520,000	1.50%, 4/10/2051 Ser 2018-B3, Class XD, 144A(j)	378,461
1,719,500	3.11%, 10/10/2051 Ser 2018-B6, Class D, 144A(j)	1,333,464
3,800,000	1.09%, 2/15/2053 Ser 2020-B16, Class XD, 144A(j)	252,874
1,000,000	2.50%, 2/15/2053 Ser 2020-B16, Class D, 144A	719,884
1,500,000	2.50%, 2/15/2053 Ser 2020-B16, Class E, 144A	1,008,300
10,000,000	1.42%, 1/15/2054 Ser 2020-B22, Class XD, 144A(j)	939,768
3,500,000	2.00%, 2/15/2054 Ser 2021-B23, Class E, 144A	2,098,659
38,287,898	1.11%, 4/15/2054 Ser 2021-B25, Class XA(j)	2,655,928
18,000,000	1.57%, 4/15/2054 Ser 2021-B25, Class XD, 144A(j)	1,916,915
13,000,000	1.37%, 6/15/2054 Ser 2021-B26, Class XD, 144A(j)	1,257,298
57,358,000	1.38%, 8/15/2054 Ser 2021-B28, Class XD, 144A(j)	5,520,403
6,500,000	1.00%, 8/15/2057 Ser 2019-B13, Class XF, 144A(j)	355,627
4,000,000	1.50%, 8/15/2057 Ser 2019-B13, Class XD, 144A(j)	344,364
6,500,000	3.00%, 8/15/2057 Ser 2019-B13, Class F, 144A	3,738,557
Par		Value
Commercial Mortgage Backed Securities (continued)
$2,500,000	3.61%, 3/15/2062 Ser 2019-B10, Class F, 144A(j)	$ 1,336,424
2,450,000	BX Commercial Mortgage Trust L + 0.85%, 2.85%, 5/15/2038 Ser 2021-VINO, Class B, 144A(k)	2,321,391
4,575,000	CAMB Commercial Mortgage Trust L + 1.75%, 3.75%, 12/15/2037 Ser 2019-LIFE, Class D, 144A(k)	4,414,797
2,750,000	CD Mortgage Trust, 3.10%, 8/15/2051 Ser 2018-CD7, Class D, 144A(j)	2,121,809
4,500,000	CGMS Commercial Mortgage Trust, 3.00%, 8/15/2050 Ser 2017-B1, Class D, 144A	3,509,342
	Citigroup Commercial Mortgage Trust,
1,000,000	3.18%, 6/10/2051 Ser 2018-C5, Class D, 144A(j)	766,252
5,000,000	0.62%, 11/10/2052 Ser 2019-GC43, Class XF, 144A(j)	179,894
3,750,000	0.62%, 11/10/2052 Ser 2019-GC43, Class XG, 144A(j)	133,666
3,750,000	3.00%, 11/10/2052 Ser 2019-GC43, Class G, 144A	2,030,227
3,000,000	4.88%, 5/15/2054 Ser 2022-GC48, Class AS(j)	3,052,696
2,800,000	3.00%, 8/10/2056 Ser 2019-GC41, Class F, 144A	1,588,441
	Comm Mortgage Trust,
1,094,000	5.28%, 5/15/2045 Ser 2012-CR1, Class C(j)	1,080,735
1,000,000	5.28%, 5/15/2045 Ser 2012-CR1, Class D, 144A(j)	900,250
2,500,000	4.34%, 12/10/2045 Ser 2012-CR5, Class F, 144A(j)	2,001,871
2,165,000	4.34%, 12/10/2045 Ser 2012-CR5, Class E, 144A(j)	2,070,909
1,146,500	4.29%, 1/10/2046 Ser 2013-LC6, Class D, 144A(j)	1,104,591
3,250,000	4.09%, 3/10/2046 Ser 2013-CR6, Class E, 144A(j)	2,984,515
2,600,000	4.85%, 5/10/2047 Ser 2014-CR17, Class D, 144A(j)	2,300,057
1,500,000	3.50%, 9/10/2047 Ser 2014-UBS5, Class D, 144A	1,224,012
2,730,000	1.03%, 8/15/2057 Ser 2019-GC44, Class XD, 144A(j)	170,701
3,980,500	CSAIL Commercial Mortgage Trust, 1.99%, 3/15/2052 Ser 2019-C15, Class XD, 144A(j)	416,290
	Freddie Mac Multifamily Structured Pass Through Certificates,
10,500,000	2.48%, 11/25/2047 Ser K740, Class X3(j)	1,135,741
10,000,000	2.63%, 2/25/2049 Ser K123, Class X3(j)	1,705,897
6,880,000	2.45%, 3/25/2049 Ser K741, Class X3(j)	757,481
4,750,000	2.95%, 6/25/2049 Ser K743, Class X3(j)	675,291
	GS Mortgage Securities Trust,
4,463,000	5.64%, 8/10/2043 Ser 2010-C1, Class C, 144A(j)	4,093,983
2,461,145	5.26%, 5/10/2045 Ser 2012-GCJ7, Class D, 144A(j)	2,227,336
2,000,000	4.72%, 8/10/2046 Ser 2013-GC14, Class F, 144A(j)	1,559,603
1,250,000	4.72%, 8/10/2046 Ser 2013-GC14, Class D, 144A(j)	1,180,089
3,500,000	5.00%, 4/10/2047 Ser 2014-GC20, Class D, 144A(j)	2,125,670
3,600,600	4.52%, 11/10/2047 Ser 2014-GC26, Class C(j)	3,275,120
4,249,000	2.45%, 5/12/2053 Ser 2020-GC47, Class F, 144A(j)	2,504,835
1,500,000	3.45%, 5/12/2053 Ser 2020-GC47, Class D, 144A(j)	1,162,496
	JPMBB Commercial Mortgage Securities Trust,
1,500,000	4.55%, 8/15/2046 Ser 2013-C14, Class C(j)	1,407,815
1,425,000	4.65%, 4/15/2047 Ser 2014-C19, Class D, 144A(j)	1,331,976
1,500,000	KNDL Mortgage Trust L + 0.95%, 2.95%, 5/15/2036 Ser 2019-KNSQ, Class B, 144A(k)	1,463,770
5,000,000	Life Mortgage Trust SOFR + 1.79%, 3.75%, 5/15/2039 Ser 2022-BMR2, Class B, 144A(k)	4,863,106
	Morgan Stanley Bank of America Merrill Lynch Trust,
1,250,000	4.75%, 6/15/2047 Ser 2014-C16, Class D, 144A(j)	930,229
18,348,028	1.25%, 5/15/2050 Ser 2017-C33, Class XA(j)	830,035
	Morgan Stanley Capital I Trust, 144A
1,414,000	3.00%, 6/15/2052 Ser 2019-H6, Class D	1,060,486
2,629,600	2.50%, 5/15/2054 Ser 2021-L5, Class F	1,440,394

See accompanying notes to portfolio of investments.

VERSUS CAPITAL MULTI-MANAGER REAL ESTATE INCOME FUND LLC
Portfolio of Investments – June 30, 2022 (Unaudited) (continued)

Par		Value
Commercial Mortgage Backed Securities (continued)
$12,312,934	SG Commercial Mortgage Securities Trust, 1.90%, 10/10/2048 Ser 2016-C5, Class XA(j)	$ 608,029
3,350,000	SREIT Trust L + 0.73% , 2.73%, 11/15/2038 Ser 2021-MFP, Class A, 144A(k)	3,188,087
	UBS-Barclays Commercial Mortgage Trust, 144A
10,704,572	1.54%, 12/10/2045 Ser 2012-C4, Class XA(j)	18,515
2,000,000	5.07%, 8/10/2049 Ser 2012-C3, Class D(j)	1,992,127

	Total Commercial Mortgage Backed Securities	121,011,534
	(Cost $138,115,400)
Shares
Short-Term Investment - 3.5%
112,353,235	Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio, Institutional Share Class, 0.97%	112,353,235
	(Cost $112,353,235)
	Total Investments - 99.5%	3,186,082,459
	(Cost $2,734,827,960)
	Other Assets - 0.5%	14,565,785
	Net Assets - 100.0%	$3,200,648,244

(a)	Restricted Securities.
(b)	Partnership is not designated in units. The Fund owns approximately 28.6% of this Fund.
(c)	Affiliated issuer.
(d)	The Fund owns more than 25% of the Private Investment Fund, but has contractually limited its voting interests to less than 5% of total voting interests.
(e)	The Fund owns more than 5% of the Private Investment Fund, but has contractually limited its voting interests to less than 5% of total voting interests.
(f)	Partnership is not designated in units. The Fund owns approximately 15.2% of this Fund.
(g)	Partnership is not designated in units. The Fund owns approximately 2.6% of this Fund.
(h)	Partnership is not designated in units. The Fund owns approximately 25.9% of this Fund.
(i)	Non-income producing security.
(j)	Variable rate security. The coupon is based on an underlying pool of mortgages. The rate reported is the rate in effect at period end.
(k)	Variable rate security. Represents the current interest rate for a variable or increasing rate security, determined as [Referenced Rate + Basis-point spread].
Portfolio Abbreviations:
144A - Rule 144A Security
L - 30 Day London Inter-bank Offered Rate
LP - Limited Partnership
PLC - Public Limited Company
REIT - Real Estate Investment Trust
SOFR - 30 Day Secured Overnight Financing Rate
Industry	% of Net Assets
Diversified	81.6%
Commercial Mortgage Backed Securities	3.8%
Short-Term Investment	3.5%
Apartments/Single Family Residential	2.5%
Warehouse/Industrial	2.0%
Storage	1.5%
Health Care	1.2%
Office Properties	1.1%
Shopping Centers	0.7%
Hotels	0.5%
Real Estate Operation/Development	0.4%
Regional Malls	0.4%
Residential	0.3%
Other Assets net of Liabilities	0.5%
Total	100.0%

See accompanying notes to portfolio of investments.

VERSUS CAPITAL MULTI-MANAGER REAL ESTATE INCOME FUND LLC
Notes to Portfolio of Investments
For the Period Ended June 30, 2022 (Unaudited)

Securities Valuation - Consistent with Section 2(a)(41) of the 1940 Act, the Fund prices its securities as follows:
Publicly Traded Securities - Investments in securities that are listed on the New York Stock Exchange (the “NYSE”) are valued, except as indicated below, at the official closing price reflected at the close of the NYSE on the business day as of which such value is being determined. If there has been no published closing price on such day, the securities are valued at the mean of the closing bid and ask prices for the day or, if no ask price is available, at the bid price. Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges are valued in a similar manner. Securities traded on more than one securities exchange are valued at the closing price of the exchange representing the principal market for such securities on the business day as of which such value is being determined. If, after the close of a domestic or foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, the domestic or foreign securities may be valued pursuant to procedures established by the Board of Directors (the “Board”).
Securities traded in the over-the-counter market, such as fixed-income securities and certain equities, including listed securities whose primary market is believed by Versus Capital Advisors LLC (the “Adviser”) to be over-the-counter, are valued at the official closing prices as reported by sources as the Board deems appropriate to reflect their fair market value. If there has been no official closing price on such day, the securities are valued at the mean of the closing bid and ask prices for the day or, if no ask price is available, at the bid price. Fixed-income securities typically will be valued on the basis of prices provided by a pricing service, generally an evaluated price or the mean of closing bid and ask prices obtained by the pricing service, when such prices are believed by the Adviser to reflect the fair market value of such securities. Furthermore, the Fund’s Adviser will review the valuation methodology of any pricing service used in the Fund’s investment valuation process, subject to oversight and/or approval of the Board.
Short-term debt securities, which have a maturity date of 60 days or less, are valued at amortized cost, which approximates fair value.
Investments in open-end mutual funds are valued at their closing NAV.
Securities for which market prices are unavailable, or securities for which the Adviser determines that the market quotation is unreliable, will be valued at fair value pursuant to procedures approved by the Board. In these circumstances, the Adviser determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include recent transactions in comparable securities, information relating to the specific security and developments in the markets. The Fund’s use of fair value pricing may cause the NAV of the Shares to differ from the NAV that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of such security.
Private Investment Funds - The Board has adopted procedures pursuant to which the Fund will value its investments in Private Investment Funds. Before investing in any Private Investment Fund, the Adviser will conduct a due diligence review of the valuation methodology utilized by such Private Investment Fund, which as a general matter will employ market values when available, and otherwise look at principles of fair value that the Adviser reasonably believes to be consistent with (but not necessarily the same as) those used by the Fund for valuing its own investments. The Adviser shall use its best efforts to ensure that each private Investment Fund has in place policies and procedures that are consistent with the practices provided for in the Real Estate Information Standards (‘‘REIS’’), as established and amended by the National Council of Real Estate Investment Fiduciaries (‘‘NCREIF’’) in conjunction with the Pension Real Estate Association (‘‘PREA’’), or comparable standards which may apply. REIS provides underlying principles behind the disclosure of reliable information with adequate policies and practices that include, but are not limited to the following:
•  Property valuation standards and policy that are expected to be applied consistent with Generally Accepted Accounting Principles (“GAAP”) fair value principles and uniform appraisal standards or such comparable standards as may apply to international managers. Real estate investments are required to be valued, (a) internally (by the Private Investment Fund’s manager) with third party (preferably an accounting or valuation firm) oversight to assure the reasonableness of and compliance with valuation policies, at least quarterly and (b) externally by an appraiser or other third party preferably once annually, but at least once every 36 months. Furthermore, the valuations should be performed with impartiality, objectivity and independence, and with control to demonstrate they have been completed fairly. This includes the maintenance of records of methods and techniques for valuation with sufficient documentation to understand the scope of work completed.
•  Market Value Accounting and Reporting Standards including the production of quarterly financial statements and annual audited financials. This also incorporates quarterly performance measurement and reporting standards for every asset held by the Private Investment Fund. After investing in a Private Investment Fund, the Adviser will monitor the valuation methodology used by such Private Investment Fund and its manager.
The Fund values its investments in Private Investment Funds based in large part on valuations provided by the managers of the Private Investment Funds and their agents. These fair value calculations will involve significant professional judgment by the managers of the Private Investment Funds in the application of both observable and unobservable attributes. The calculated NAVs of the Private Investment Funds’ assets may differ from their actual realizable value or future fair value. Valuations will be provided to the Fund based on the interim unaudited financial records of the Private Investment Funds and, therefore, will be estimates subject to adjustment (upward or downward) upon the auditing of such financial records and may fluctuate as a result. The Board and the Adviser may not have the ability to assess the accuracy of these valuations. Because a significant portion of the Fund’s assets are invested in Investment Funds, these valuations have a considerable impact on the Fund’s NAV.
For each quarterly period that the NAVs of the Private Investment Funds are calculated by the managers of such funds, each Private Investment Fund’s NAV is typically adjusted based on the actual income and appreciation or depreciation realized by such Private Investment Fund when the quarterly valuations and income are reported. The Adviser will review this information for reasonableness based on its knowledge of current market conditions and the individual characteristics of each Investment Fund and may clarify or validate the reported information with the applicable manager of the

VERSUS CAPITAL MULTI-MANAGER REAL ESTATE INCOME FUND LLC
Notes to Portfolio of Investments
For the Period Ended June 30, 2022 (Unaudited) (continued)

Private Investment Fund. The Adviser may conclude, in certain circumstances, that the information provided by any such manager does not represent the fair value of the Fund’s investment in a Private Investment Fund and is not indicative of what actual fair value would be under current market conditions. In those circumstances, the Adviser’s Valuation Committee may determine to value the Fund’s investment in the Private Investment Fund at a discount or a premium to the reported value received from the Private Investment Fund. Any such decision will be made in good faith by the Adviser’s Valuation Committee, subject to the review and ratification of the Board’s Valuation Committee. The Fund's valuation of each Private Investment Fund is individually updated as soon as the Adviser completes its reasonableness review, including any related necessary additional information validations with the manager of the Private Investment Fund, and typically within 45 calendar days after the end of each quarter for all Private Investment Funds. Additionally, between the quarterly valuation periods, the NAVs of such Private Investment Funds are adjusted daily based on the total return that each private Investment Fund is estimated by the Adviser to generate during the current quarter. The Adviser’s Valuation Committee monitors these estimates regularly and updates them as necessary if macro or individual fund changes warrant any adjustments, subject to the review and supervision of the Board’s Valuation Committee. The June 30, 2022 Portfolio of Investments presented herein reports the value of all the Fund’s investments in Private Investment Funds at the respective NAVs provided by the managers of the Private Investment Funds and their agents, which may differ from the valuations used by the Fund in its June 30, 2022 NAV calculation.
Due to the inherent uncertainty of determining the fair value of investments that do not have readily available market quotations, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or may otherwise be less liquid than publicly traded securities.
Fair Value Measurements: The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:
•     Level 1 – unadjusted quoted prices in active markets for identical securities
•    Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, pre-payment speeds, credit risk, etc.)
•     Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
At the end of each calendar quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; the existence of contemporaneous, observable trades in the market; and changes in listings or delistings on national exchanges. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of inputs used to value the Fund’s investments as of June 30, 2022 is as follows:
	Total Market Value at 06/30/2022	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$382,106,635	$315,375,990	$66,730,645	$—
Preferred Stocks*	42,867,284	42,867,284	—	—
Commercial Mortgage Backed Securities	121,011,534	—	121,011,534	—
Short-Term Investment	112,353,235	112,353,235	—	—
Subtotal	$658,338,688	$470,596,509	$187,742,179	$—
Private Investment Funds (held at NAV)*	2,527,743,771
Total	$3,186,082,459
*	See Portfolio of Investments for industry breakout.
Foreign Currency - Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates at 4:00 p.m. U.S. ET (Eastern Time). Fluctuations in the value of the foreign currencies and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses).
Market Risk Factors - The Fund’s investments in securities and/or financial instruments may expose the Fund to various market risk factors including, but not limited to the following:
General Market Fluctuations Will Affect the Fund’s Returns. The Fund’s investments in Private Investment Funds and real estate securities may be negatively affected by the broad investment environment in the real estate market, the debt market and/or the equity securities market.

VERSUS CAPITAL MULTI-MANAGER REAL ESTATE INCOME FUND LLC
Notes to Portfolio of Investments
For the Period Ended June 30, 2022 (Unaudited) (continued)

General Risks of the Private Investment Funds Investing in Real Estate. The Fund will not invest in real estate directly, but, because the Fund will invest in Private Investment Funds that qualify as REITs or investment vehicles treated similarly as private REITs, the Fund’s investment portfolio will be significantly impacted by the performance of the real estate market.
Risks of Investing in Equity Securities. The prices of equity and preferred securities fluctuate based on changes in a company’s financial condition and overall market and economic conditions. Preferred securities may be subject to additional risks, such as risks of deferred distributions, liquidity risks, and differences in shareholder rights associated with such securities.
Risks Relating to Current Interest Rate Environment. A wide variety of factors can cause interest rates or yields of U.S. Treasury securities (or yields of other types of bonds) to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, reduced market demand for low yielding investments, etc.). The U.S. Federal Reserve has recently begun raising interest rates in light of recent inflationary pressures and interest rates may increase rapidly. Thus, the Fund currently faces a heightened level of risk associated with rising interest rates and/or bond yields.
Market Disruption, Health Crises, Terrorism and Geopolitical Risks. The Fund's investments may be negatively affected by the broad investment environment in the real assets market, the debt market and/or the equity securities market. The investment environment is influenced by, among other things, interest rates, inflation, politics, fiscal policy, current events, competition, productivity and technological and regulatory change. In addition, the Fund may be adversely affected by uncertainties such as war, terrorism, international political developments, sanctions or embargos, tariffs and trade wars, changes in government policies, global health crises or similar pandemics, and other related geopolitical events may lead to increased short-term market volatility and have adverse long-term effects on world economies and markets generally, as well as adverse effects on issuers of securities and the value of investments.
Restricted Securities - Restricted securities include securities that have not been registered under the Securities Act of 1933, as amended, and securities that are subject to restrictions on resale. The Fund may invest in restricted securities that are consistent with the Fund’s investment objective and investment strategies. Investments in restricted securities are valued at net asset value as practical expedient for fair value, or fair value as determined in good faith in accordance with procedures adopted by the Board. It is possible that the estimated value may differ significantly from the amount that might ultimately be realized in the near term, and the difference could be material. Each of the following securities can suspend redemptions if its respective Board deems it in the best interest of its shareholders. This and other important information are described in the Fund's Prospectus.
As of June 30, 2022, the Fund invested in the following restricted securities:
Security(a)	Acquisition Date(b)	Shares/Par	Cost ($1,000s)	Value ($1,000s)	Unfunded Commitments ($1,000)(c),(d)	% of Net Assets	Redemption Notice(e)
AEW Core Property (U.S.), LP	7/2/2013	100,656	$98,646	$131,136	$—	4.1%	45 Days
AEW Value Investors US LP	8/17/2017	—(f)	75,000	103,463	—	3.2%	90 Days(g)
Barings European Core Property Fund	6/13/2017	40,574	57,491	52,861	25,000	1.7%	60 Days(h)
CBRE U.S. Core Partners LP	3/29/2018	122,982,873	195,312	255,497	—	8.0%	60 Days
CBRE U.S. Logistics Partners LP	3/31/2022	43,002,919	56,596	57,284	143,464	1.8%	90 Days(i)
Clarion Gables Multifamily Trust LP	3/4/2019	89,172	115,944	170,485	—	5.3%	90 Days(g)
Clarion Lion Properties Fund LP	7/1/2013	153,162	224,217	314,741	—	9.8%	90 Days(g)
GI Partners ETS Fund	9/24/2021	18,248	18,601	21,200	58,538	0.7%	90 Days(i)
GWL U.S. Property Fund LP	12/30/2019	—(j)	125,000	164,826	—	5.2%	90 Days
Harrison Street Core Property Fund	8/13/2014	79,032	110,617	127,982	—	4.0%	45 Days
Heitman America Real Estate LP	12/2/2014	99,046	119,927	155,735	—	4.9%	90 Days(g)
Heitman Core Real Estate Debt Income Trust LP	4/1/2017	144,358	146,897	145,133	—	4.5%	45 Days
Invesco Core Real Estate USA LP	12/31/2013	1,060	189,500	250,448	—	7.8%	45 Days
Invesco Real Estate Asia Fund	9/30/2014	1,049,052	133,426	142,402	—	4.5%	45 Days
RREEF America REIT II, Inc.	9/30/2013	979,090	118,339	163,332	—	5.1%	45 Days
TA Realty Core Property Fund, LP	1/3/2022	34,640	49,008	55,723	—	1.7%	45 Days
Trumbull Property Fund LP	9/30/2013	2,428	25,451	29,179	—	0.9%	60 Days(h)
Trumbull Property Income Fund, LP	4/1/2016	1,101	13,632	15,905	—	0.5%	60 Days
US Government Building Open-End Feeder, LP	5/1/2014	—(k)	51,887	73,861	—	2.3%	60 Days

VERSUS CAPITAL MULTI-MANAGER REAL ESTATE INCOME FUND LLC
Notes to Portfolio of Investments
For the Period Ended June 30, 2022 (Unaudited) (continued)

Security(a)	Acquisition Date(b)	Shares/Par	Cost ($1,000s)	Value ($1,000s)	Unfunded Commitments ($1,000)(c),(d)	% of Net Assets	Redemption Notice(e)
USGBF Alpha Feeder LP	10/1/2021	—(l)	$15,037	$19,169	$15,000	0.6%	60 Days(m)
Walton Street Real Estate Core-Plus Fund, LP	9/29/2021	54,379	60,655	77,382	39,045	2.4%	45 Days(i)
Total			$2,001,183	$2,527,744	$281,047	79.0%
(a)	The investment funds are open-ended Investment Funds organized to serve as a collective investment vehicle through which eligible investors may invest in a professionally managed real estate portfolio of equity and debt investments consisting of multi-family, industrial, retail and office properties in targeted metropolitan areas. The principal investment objective of the Investment Funds is to generate attractive, predictable investment returns from a target portfolio of low-risk equity investments in income-producing real estate while maximizing the total return to shareholders through cash dividends and appreciation in the value of shares.
(b)	Represents initial acquisition date as shares are purchased at various dates through the current period.
(c)	Unfunded Commitments approximate their fair values.
(d)	At June 30, 2022, the Fund has an additional outstanding unfunded commitment of $150 million related to a new investment fund.
(e)	The investment funds provide for a quarterly redemption subject to the notice period listed.
(f)	Partnership is not designated in units. The Fund owns approximately 28.6% at June 30, 2022.
(g)	The Fund submitted a partial redemption request prior to period end, but will maintain market exposure to the investment through a future date. The Investment Manager expects to meet all redemptions over time.
(h)	The Fund submitted a full redemption request prior to period end, but will maintain market exposure to the investment through a future date. The Investment Manager expects to meet all redemptions over time.
(i)	3 year lockup from initial purchase.
(j)	Partnership is not designated in units. The Fund owns approximately 15.2% at June 30, 2022.
(k)	Partnership is not designated in units. The Fund owns approximately 2.6% at June 30, 2022.
(l)	Partnership is not designated in units. The Fund owns approximately 25.9% at June 30, 2022.
(m)	Each capital contribution is subject to a two year lockup.
Proposed Transaction - On June 29, 2022, the Adviser entered into a definitive agreement that contemplates a transaction (the “Transaction”) whereby Colliers VS Holdings Inc., a wholly owned indirect subsidiary of Colliers International Group Inc. (together, “Colliers”) will acquire, directly and indirectly, approximately 75% of the outstanding securities of the Adviser. The remaining balance will be retained by the Adviser’s co-founders and other employees. The Transaction is subject to the completion or waiver of customary closing conditions.
Upon closing of the Transaction, the change of control of the Adviser would result in an “assignment” under the Investment Company Act of 1940, as amended, and automatic termination of the current investment management and sub-advisory agreements for Versus Capital Multi-Manager Real Estate Income Fund LLC (the “Fund”).
In anticipation of the Transaction, at a meeting held on July 27, 2022, the Board of the Directors of the Fund (the “Board”) approved a new investment management agreement between the Adviser and the Fund and new sub-advisory agreements between the Adviser and each of the Fund’s current sub-advisers (Principal Real Estate Investors, LLC and Security Capital Research & Management Incorporated) with respect to the Fund, to be effective upon consummation of the Transaction. Shareholders of the Fund will be asked to approve the new investment management and sub-advisory agreements, which are substantially similar to the current agreements between the Fund and the Adviser or the Adviser and each sub-adviser, as applicable.